Employee benefits - Post-employment benefits plan (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (1,134,554)	$ (1,163,744)
Fair value of plan assets	1,036,294	1,024,424
Surplus (deficit) in plan	(98,260)	(139,320)
Fair value of reimbursement rights	21,250	24,033
Net asset (liability) recognized in the balance sheet	(77,010)	(115,287)
Retirement benefits assets	106,228	86,127
Retirement benefits obligations	(204,488)	(225,447)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(881,008)	(891,628)
Fair value of plan assets	986,359	977,137
Surplus (deficit) in plan	105,351	85,509
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	105,351	85,509
Retirement benefits assets	105,351	85,509
Retirement benefits obligations	0	0
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(94,381)	(104,090)
Fair value of plan assets	12,234	12,766
Surplus (deficit) in plan	(82,147)	(91,324)
Fair value of reimbursement rights	20,823	22,505
Net asset (liability) recognized in the balance sheet	(61,324)	(68,819)
Retirement benefits assets	0	0
Retirement benefits obligations	(82,147)	(91,324)
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(77,006)	(84,442)
Fair value of plan assets	661	692
Surplus (deficit) in plan	(76,345)	(83,750)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	(76,345)	(83,750)
Retirement benefits assets	0	0
Retirement benefits obligations	(76,345)	(83,750)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(82,159)	(83,584)
Fair value of plan assets	37,040	33,829
Surplus (deficit) in plan	(45,119)	(49,755)
Fair value of reimbursement rights	427	1,528
Net asset (liability) recognized in the balance sheet	(44,692)	(48,227)
Retirement benefits assets	877	618
Retirement benefits obligations	$ (45,996)	$ (50,373)